Warrants	12 Months Ended
Sep. 30, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants

14. Warrants

Warrants Issued to Customers and Service Providers

        The Company issues warrants to certain non-employees as an incentive to do business. All warrants granted to customers and other non-employees were exercisable as of September 30, 2012. These warrants expire five to seven years from the date of the grant.

        On August 14, 2011, warrants were issued to the bank as part of the renegotiation of the loan referenced in Note 8, which were exercisable immediately. The warrants were recorded as debt issuance costs and amortized to interest expense over the life of the note. These warrants expire 10 years and 1 month from the grant date.

Warrants Issued for Referral Fees

        The Company granted fully vested warrants to certain non-employees in exchange for successful introductions that subsequently generated revenue for the Company. The value of warrants granted in association with referral fees was $67 in the year ended September 30, 2010. The warrants were recorded as an expense in the consolidated statement of operations. There were no warrants granted for referral fees in 2011 or 2012.

Warrants Issued for Fundraising

        The Company granted warrants to certain non-employees in exchange for successful introductions that subsequently generated capital for the Company during its funding rounds. Costs associated with warrants issued for fundraising efforts are considered stock issuance costs associated with the respective capital balances of those introduced and reflected as contra-equity.

Warrants Issued With Convertible Debentures

        The Company granted warrants in connection with the convertible debenture securities issued as described in Note 7. The value of warrants credited to equity in the years ended September 30, 2010, 2011 and 2012 was $1,149, $969 and $1,660, respectively, and was determined based upon the relative fair value of the debt and detachable warrants as of the time of issuance. Additionally, the Company issued fully-vested warrants in May 2011 and August 2011 in conjunction with the conversion of the 2009 and 2010 Debentures. The fair value of the warrants of $340 was recognized as interest expense. These warrants expire five to ten years from the date of the grant. Warrants outstanding as of September 30, 2012 were as follows:

	Share Class	Vesting Date	Warrants Granted	Warrants Exercised	Warrants Expired	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	Common	Various 2005	2	—	2	—	$—
Fundraising	A-2 Preferred	Various 2006	59	—	—	59	7.00
Customers	A-2 Preferred	January 2006	3	—	3	—	—
Service providers	Common	August 2007	26	26	—	—	—
Fundraising	Common	November 2007	24	—	—	24	12.38
Convertible debenture	Common	Various 2009	324	—	—	324	16.26
Convertible debenture	Common	Various 2010	398	—	—	398	13.25
Referral Fees	Common	June 2010	20	—	—	20	13.25
Convertible debenture	Common	May 2011	48	—	—	48	16.26
Mortgage renewal	Common	August 2011	20	—	—	20	15.00
Convertible debenture	Common	August 2011	32	—	—	32	13.25
Convertible debenture	Common	September 2011	56	—	—	56	15.00
Convertible debenture	Common	Various 2012	326	—	—	326	15.00

			1,338	26	5	1,307	14.03